Nationwide Schroders Global Equity Fund Investment Strategy - Nationwide Schroders Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in equity securities of companies located throughout the world, including the United States. The Fund’s subadviser normally invests the Fund’s assets primarily in common stocks. The Fund typically invests in at least five countries including the United States. The Fund also may invest in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund’s subadviser normally allocates the Fund’s investments across different countries and regions. The Fund nevertheless may have significant investments in one or more countries or particular sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities at the time of investment.For these purposes, equity securities include common stocks and other securities that represent an ownership interest in the issuer.In selecting securities, the subadviser uses a fundamental, bottom-up approach that is based on earnings potential and market mispricings. Investment decisions are driven by deep fundamental and sustainability research. The subadviser seeks to identify companies that it believes will deliver strong forward earnings potential above the level expected by the market, i.e., stocks with positive “growth gaps,” which arise when company fundamentals diverge from market expectation due to: ●Overreaction to short-term news; ●Over-reliance on historical growth; and ●Failure to anticipate future earnings power. As part of its investment process, the subadviser may evaluate issues such as climate change, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment’s risk and potential for profitability. The subadviser may sell a stock if it identifies a more attractive investment opportunity. The subadviser also may sell a stock if it has reached a price target or if the subadviser has lost conviction in its original investment thesis.